Disclosure of other employee benefit plan, assumptions used (Details) - Other employee benefits [Member]	Dec. 31, 2017	Dec. 31, 2016
Defined benefit cost [Member]
Statement [Line Items]
Discount rate	4.03%	4.19%
Defined benefit cost [Member] | Initial [Member]
Statement [Line Items]
Weighted average health care trend rate	6.13%	6.28%
Defined benefit cost [Member] | Ultimate [Member]
Statement [Line Items]
Weighted average health care trend rate	4.00%	4.00%
Defined benefit cost [Member] | Males [Member]
Statement [Line Items]
Average longevity at retirement age for current pensioners (years)	21.6	21.6
Defined benefit cost [Member] | Females [Member]
Statement [Line Items]
Average longevity at retirement age for current pensioners (years)	24.1	24
Defined benefit obligation [Member]
Statement [Line Items]
Discount rate	3.64%	4.03%
Defined benefit obligation [Member] | Initial [Member]
Statement [Line Items]
Weighted average health care trend rate	5.97%	6.13%
Defined benefit obligation [Member] | Ultimate [Member]
Statement [Line Items]
Weighted average health care trend rate	4.00%	4.00%
Defined benefit obligation [Member] | Males [Member]
Statement [Line Items]
Average longevity at retirement age for current pensioners (years)	21	21.6
Average longevity at retirement age for current employees (future pensioners) (years)	22.9	23
Defined benefit obligation [Member] | Females [Member]
Statement [Line Items]
Average longevity at retirement age for current pensioners (years)	23.7	24.1
Average longevity at retirement age for current employees (future pensioners) (years)	25.5	25.3